Offsets	May 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Co-Diagnostics, Inc.
Form or Filing Type	S-3
File Number	333-270628
Initial Filing Date	Mar. 16, 2023
Fee Offset Claimed	$ 14,526.78
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 132,705,009.88
Termination / Withdrawal Statement	3) The Registrant previously paid 10,910 in connection with its registration of US$100,000,000 in maximum aggregate offering price of securities on its registration statement on Form S-3 (File No. 333-249651), initially filed with the Securities and Exchange Commission (the "Commission") on October 23, 2020, of which US$10,910 was used towards the $16,420 fees payable in connection with its registration of US$150,000,000 in maximum aggregate offering price of securities on its registration statement on Form S-3 (File No. 333-270628), initially filed with the Commission on March 16, 2023 (the "Second Registration Statement"). $17,294,990.12 of securities were offered, sold or issued by the Registrant under the Second Registration Statement. Accordingly, $14,526,78 of the previously paid fees attributable to $132,705,009.88 of unsold securities that were previously registered under the Second Registration Statement may be applied to the filing fees payable pursuant to this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting $14,526,78 of the previous registration fee paid under the Second Registration Statement against the total registration fee of $20,715 due herewith. As a result, a $6,188.22 registration fee is payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Co-Diagnostics, Inc.
Form or Filing Type	S-3
File Number	333-270628
Filing Date	Mar. 16, 2023
Fee Paid with Fee Offset Source	$ 14,526.78